Offerings	Dec. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Amended and Restated Sunrun Inc. 2015 Equity Incentive Plan
Amount Registered | shares	34,690,741
Proposed Maximum Offering Price per Unit	19.80
Maximum Aggregate Offering Price	$ 686,876,671.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 94,857.67
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Amended and Restated Sunrun Inc. 2015 Equity Incentive Plan ("2015 Plan"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (2) Represents an automatic increase of 4% of the outstanding shares of the Company's common stock on the last day each of 2021, 2022, 2023 and 2024 to the number of the Registrant's common stock reserved for issuance under, and which annual increase is provided for in the 2015 Plan. (3) Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $19.80 per share, the average of the high and low prices of the Registrant's common stock as reported on the NASDAQ Global Select stock market on November 28, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the Sunrun Inc. 2015 Employee Stock Purchase Plan
Amount Registered | shares	4,163,413
Proposed Maximum Offering Price per Unit	16.83
Maximum Aggregate Offering Price	$ 70,070,240.79
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,676.70
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Sunrun Inc. 2015 Employee Stock Purchase Plan ("ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (2) Represents an automatic increase of 2% of the outstanding shares on the last day of 2021 to the number of shares of the Registrant's common stock reserved for issuance under, and which annual increase is provided for, in the ESPP. (3) Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of 85% of $19.80, the average of the high and low prices of the Registrant's common stock as reported on the NASDAQ Global Select stock market on November 28, 2025. Pursuant to the ESPP, the purchase price of the shares of the Registrant's common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of the Registrant's common stock on the first trading day of the offering period or on the exercise date.